Consolidated Statements of Changes in Equity (Parenthetical) - Teekay Tanker Operations Ltd	Dec. 31, 2017	May 31, 2017	Dec. 31, 2015	Aug. 31, 2014
Percentage of voting interests acquired		50.00%
Equity of Entities under Common Control
Percentage of voting interests acquired		50.00%
Equity of Entities under Common Control | Teekay Corporation
Percentage of voting interests acquired	50.00%		50.00%	50.00%